Cash and cash equivalents (Tables)	3 Months Ended
Mar. 31, 2019
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
	March 31, 2019	December 31, 2018
Cash	$3,803,673	$2,443,938
Cash equivalent	26,892,626	16,482,995
	$30,696,299	$18,926,933